Equity	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Note 20 - Equity

Note 20 – Equity

A. Composition:

As at December 31, 2019		As at December 31, 2018
Authorized	Issued and paid	Authorized	Issued and paid

Number of Ordinary shares of Israeli Shekel 1 par value (in millions)	1,485	* 1305	1,485	* 1305

Number of Special State share of Israeli Shekel 1 par value	1	1	1	1

(*) For information regarding the amount of treasury shares, see Note 20.G.(1).

The reconciliation of the number of shares outstanding at the beginning and at the end of the year is as follows:

Number of Outstanding Shares (in millions)

As at January 1, 2018	1,303
Issuance of shares	2
As at December 31, 2018	1,305
Issuance of shares	-
As at December 31, 2019	1,305

B. Rights conferred by the shares

  The ordinary shares grant their holders voting rights in General Meetings of the Company, the right to participate in shareholders’ meetings, the right to receive dividends and the right to a share in excess assets upon liquidation of ICL.
  The Special State of Israel Share, held by the State of Israel in order to monitor matters of vital interest to the State of Israel, grants special rights to make decisions, among other things, on the following matters:
  Sale or transfer of Company assets, which are “essential” to the State of Israel, not in the ordinary course of business.
        Voluntary liquidation, change or reorganization of the organizational structure of ICL or merger (excluding mergers of entities controlled by ICL, directly or indirectly, that would not impair the rights or power of the Government, as holder of the Special State Share).
        Any acquisition or holding of 14% or more of the issued share capital of ICL.
        The acquisition or holding of 25% or more of the issued share capital of ICL (including augmentation of an existing holding up to 25%), even if there was previously an understanding regarding a holding of less than 25%.

Note 20 – Equity

B. Rights conferred by the shares (cont'd)

        Any percentage of holding of the Company’s shares, which grants its holder the right, ability or actual possibility to appoint, directly or indirectly, such number of the Company’s directors equal to half or more of the Company’s directors actually appointed.

During the second half of 2018, an inter-ministerial team was set up, headed by the Ministry of Finance, whose purpose is, among other things, to regulate the authority and supervision in respect of the Special State of Israel Share, as well as reduce the regulatory burden. In January 2019, the work of this team was put on hold until further notice due to the dissolution of the Knesset and lack of permanent Government. As at the date of the report, the Company is unable to estimate the implications of this process over the Company, if any.

Note 20 – Equity (cont'd)

C. Share-based payments to employees

  Non-marketable options

Grant date	Employees entitled	Number of instruments (thousands)	Issuance's details	Instrument terms	Vesting conditions	Expiration date

August 6, 2014	Officers and senior employees	3,993	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.

Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company. In case that on the exercise date the closing price of an ordinary share is higher than twice the exercise price (the “Share Value Cap”), the number of the exercised shares will be reduced so that the product of the exercised shares actually issued to an offeree multiplied by the share closing price will equal to the product of the number of exercised options multiplied by the Share Value Cap.

					3 equal tranches: (1) One third on December 1, 2016 (2) One third on December 1, 2017 (3) One third on December 1, 2018	Two years from the vesting date.
December 11, 2014	Former CEO	367
May 12, 2015	Officers and senior employees	6,729		Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	The first and second tranches is at the end of 36 months after the grant date for the third tranche is at the end of 48 months after the grant date.
June 29, 2015	Former CEO	530
	Former Chairman of BOD	404
June 30, 2016	Officers and senior employees	3,035				June 30, 2023
September 5, 2016	Former CEO	625
	Former chairman of BOD	186
February 14, 2017	Former CEO	114				February 14, 2024
June 20, 2017	Officers and senior employees	6,868				June 20, 2024
August 2, 2017	Former chairman of BOD	165

Note 20 – Equity (cont'd)

C. Share-based payments to employees (cont'd)

  Non-marketable options (cont'd)

Grant date	Employees entitled	Number of instruments (thousands)	Issuance's details	Instrument terms	Vesting conditions	Expiration date

March 6, 2018	Officers and senior employees	5,554	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	March 6, 2025
May 14, 2018	CEO	385				May 14, 2025
August 20, 2018	Former chairman of BOD	403				August 20, 2025
April 15, 2019	Officers and senior manager	13.2			2 equal tranches: (1) half at the end of 24 months after the grant date. (2) half at the end of 36 months after the grant date.	5 years after the grant date
June 27, 2019	CEO	3.5
May 29, 2019 *	Chairman of BOD	2.2			2 equal tranches: (1) half at the end of 24 months after the issuance date. (2) half at the end of 36 months after the issuance date.	5 years after the issuance date

* The options were issued upon Mr. Doppelt's entry into office on July 1, 2019.

Note 20 – Equity (cont'd)

C. Share-based payments to employees (cont'd)

1. Non-marketable options (cont'd)

Additional Information

The options issued to the employees in Israel are covered by the provisions of Section 102 of the Israeli Income Tax Ordinance. The issuance is performed through a trustee under the Capital Gains Track. The exercise price is linked to the CPI that is known as of the date of payment, which is the exercise date. In a case of distribution of a dividend by the Company, the exercise price is reduced on the “ex dividend” date, by the amount of the dividend per share (gross), based on the amount thereof in NIS on the effective date.

The fair value of the options granted in 2014, as part of 2014 equity compensation plan, was estimated using the binomial model for pricing options. The grants in 2015, 2016, 2017, 2018 and 2019 under the 2014 Equity Compensation Plan were estimated using the Black & Scholes model for pricing options. The parameters used in applying the models are as follows:

2014 Plan
Granted 2014	Granted 2015	Granted 2016	Granted 2017	Granted 2018	Granted 2019

Share price (in $)	8.2	7.0	3.9	4.5	4.4	5.4
CPI-linked exercise price (in $)	8.4	7.2	4.3	4.3	4.3	5.3
Expected volatility:
First tranche	29.40%	25.40%	30.51%	31.88%	28.86%	27.85%
Second tranche	31.20%	25.40%	30.51%	31.88%	28.86%	27.85%
Third tranche	40.80%	28.80%	30.51%	31.88%	28.86%	27.85%
Expected life of options (in years):
First tranche	4.3	3.0	7.0	7.0	7.0	4.4
Second tranche	5.3	3.0	7.0	7.0	7.0	4.4
Third tranche	6.3	4.0	7.0	7.0	7.0	4.4
Risk-free interest rate:
First tranche	(0.17%)	(1.00%)	0.01%	0.37%	0.03%	(0.67%)
Second tranche	0.05%	(1.00%)	0.01%	0.37%	0.03%	(0.67%)
Third tranche	0.24%	(0.88%)	0.01%	0.37%	0.03%	(0.67%)
Fair value (in $ millions)	8.4	9.0	4.0	11.3	8.8	7.5
Weighted average grant date fair value per option (in $)	1.9	1.2	1.1	1.6	1.4	1.2

Note 20 – Equity (cont'd)

C. Share-based payments to employees (cont'd)

  Non-marketable options (cont'd)

The expected volatility was determined on the basis of the historical volatility in the Company’s share prices in the Tel-Aviv Stock Exchange.

The expected life of the options was determined on the basis of Management’s estimate of the period the employees will hold the options, taking into consideration their position with the Company and the Company’s past experience regarding the turnover of employees.

The risk‑free interest rate was determined on the basis of the yield to maturity of shekel‑denominated Israeli Government debentures, with a remaining life equal or similar to the anticipated life of the option.

The cost of the benefit embedded in the options and shares from the Equity Compensation Plan 2014 is recognized in the statement of income over the vesting period of each portion. Accordingly, in 2019, 2018, and 2017, the Company recorded expenses of $12 million, $19 million and $16 million, respectively.

The movement in the options are as follows:

Number of options (in millions)
2014 Plan

Balance as at January 1, 2018	20
Movement in 2018:
Granted during the year	6
Expired during the year	(6)
Forfeited during the year	(1)
Exercised during the year	(1)
Total options outstanding as at December 31, 2018	18
Movement in 2019:
Granted during the year	19
Expired during the year	(3)
Forfeited during the year	(3)
Exercised during the year	(1)
Total options outstanding as at December 31, 2019	30

Note 20 – Equity (cont'd)

C. Share-based payments to employees (cont'd)

1. Non-marketable options (cont'd)

The exercise prices for options outstanding at the beginning and end of each period are as follows:

December 31, 2019	December 31, 2018	December 31, 2017

Granted 2014 US Dollar	7.15	6.77	7.43
Granted 2015 US Dollar	-	6.92	7.59
Granted 2016 US Dollar	4.36	4.21	4.68
Granted 2017 US Dollar	4.01	3.89	4.35
Granted 2018 US Dollar	3.99	3.89	-
Granted 2019 US Dollar	5.42	-	-

The number of outstanding vested options at the end of each period and the weighted average exercise price for these options are as follows (*):

December 31, 2019	December 31, 2018	December 31, 2017

Number of options exercisable (In Millions)	12	11	12
Weighted average exercise price in Israeli Shekel	15.19	18.53	22.56
Weighted average exercise price in US Dollar	4.40	4.94	6.51

(*) The share price as of December 31, 2019, is NIS 16.25 and $4.7.

The range of exercise prices for the options outstanding vested at the end of each period are as follows:

December 31, 2019	December 31, 2018	December 31, 2017

Range of exercise price in Israeli Shekel	13.55-24.71	14.26-25.93	15.01-26.3
Range of exercise price in US Dollar	3.92-7.15	3.81-6.92	4.33-7.59

The average remaining contractual life for the outstanding vested options at the end of each period are as follows:

December 31, 2019	December 31, 2018	December 31, 2017

Average remaining contractual life	3.85	3.90	2.60

Note 20 – Equity (cont'd)

C. Share-based payments to employees (cont'd)

  Restricted shares

Grant date	Employees entitled	Number of instruments (thousands)	Vesting conditions (*)	Instrument terms	Additional Information	Fair value at the grant date (Million)

August 6, 2014	Officers and senior employees	922	3 equal tranches: (1) One third on December 1, 2016 (2) One third on December 1, 2017 (3) One third on December 1, 2018	An issuance for no consideration, under the 2014 Equity Compensation Plan.	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).	8.4
December 11, 2014	Former CEO	86
February 26, 2015	ICL’s Directors (excluding ICL's CEO)	99	3 tranches: (1) 50% will vest August 28, 2015 (2) 25% will vest February 26, 2017 (3) 25% will vest February 26, 2018			0.7
May 12, 2015	Officers and senior employees	1,194	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date			9.7
June 29, 2015	Former CEO	90
	Former Chairman of the BOD	68
December 23, 2015	ICL’s Directors (excluding ICL's CEO & Chairman of the BOD)	121	3 equal tranches: (1) One third on December 23, 2016 (2) One third on December 23, 2017 (3) One third on December 23, 2018			0.5
June 30, 2016	Officers and senior employees	990	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date			4.8
September 5, 2016	Former chairman of BOD	55
	Former CEO	185

(*) The vesting date is subject to the employee entitled continuing to be employed by the Company and the directors continuing to serve in their positions on the vesting date, unless they ceased to hold office due to certain circumstances set forth in sections 231-232a and 233(2) of the Israeli Companies Law.

Note 20 – Equity (cont'd)

C. Share-based payments to employees (cont'd)

  Restricted shares (cont’d)

Grant date	Employees entitled	Number of instruments (thousands)	Vesting conditions (*)	Instrument terms	Additional Information	Fair value at the grant date (Million)

January 3, 2017	ICL’s Directors (excluding ICL's Chairman of the BOD)	146	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	An issuance for no consideration, under the 2014 Equity Compensation Plan. The value includes a reduction of 5% from the value of the equity compensation, pursuant to the decision of the directors in March 2016, to reduce their annual compensation for 2016 and 2017.	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).	0.6
February 14, 2017	Former CEO	38		An issuance for no consideration, under the 2014 Equity Compensation Plan.		0.2
June 20, 2017	Officers and Senior employees	2,211				10
August 2, 2017	Former chairman of BOD	53				0.3
January 10, 2018	ICL’s Directors (excluding ICL's CEO & Chairman of the BOD)	137				0.6
March 6, 2018	Officers and senior employees	1,726				8
May 14, 2018	CEO	121				0.6
August 20, 2018	Former chairman of BOD	47				0.2
	ICL’s Directors (excluding ICL's CEO & Chairman of the BOD)	88	Acceleration at January 2019.			0.4

(*) The vesting date is subject to the employee entitled continuing to be employed by the Company and the directors continuing to serve in their positions on the vesting date, unless they ceased to hold office due to certain circumstances set forth in sections 231-232a and 233(2) of the Israeli Companies Law.

Note 20 – Equity (cont’d)

C. Share-based payments to employees (cont'd)

  Restricted shares (cont’d)

On March 4, 2020, the Company’s HR & Compensation Committee and Board of Directors, respectively, approved an equity grant for 2020 of restricted shares, to directors who serve from time to time (excluding the Chairman of the Board). in a value per grant of ILS310,000 (approximately $105,000). The grant is subject to the approval of our shareholders in the Annual General Meeting that is expected to take place on April 23, 2020.

The restricted shares will vest in three equal tranches: one‑third at the end of 12 months after the grant date, one‑third at the end of 24 months after the grant date and one‑third at the end of 36 months after the grant date. The number of Restricted Shares that will be allocated to each applicable director will be determined according to the closing price of the Ordinary Shares on the TASE on the trading day immediately preceding the date of the Annual General Meeting.

D. Dividends distributed to the Company's Shareholders

Board of Directors decision date to distribute the dividend	Actual date of distribution of the dividend	Gross amount of the dividend distributed (in millions of $)	Net amount of the distribution (net of the subsidiary’s share) (in millions of $)	Amount of the dividend per share (in $)

February 14, 2017	April 4, 2017	57	57	0.04
May 9, 2017	June 20, 2017	34	32	0.03
August 2, 2017	September 13, 2017	32	32	0.02
November 7, 2017	December 20, 2017	57	56	0.04
Total 2017		180	177	0.13
February 13, 2018	March 14, 2018	70	69	0.05
May 10, 2018	June 20, 2018	52	51	0.04
July 31, 2018	September 4, 2018	56	56	0.04
October 31, 2018	December 19, 2018	66	65	0.05
Total 2018		244	241	0.18
February 5, 2019	March 13, 2019	62	61	0.05
May 7, 2019	June 19, 2019	76	75	0.06
July 31, 2019	September 24, 2019	74	73	0.06
November 6, 2019	December 18, 2019	65	64	0.05
Total 2019		277	273	0.22
February 12, 2020 (after the reporting date)*	March 18, 2020	23	22	0.02

(*) The record date is March 4, 2020 and the payment date is March 18, 2020.

Note 20 – Equity (cont’d)

E. Cumulative translation adjustment

The translation reserve includes all translation differences arising from translation of financial statements of foreign operations.

F. Capital reserves

The capital reserves include expenses for share‑based compensation to employees against a corresponding increase in equity (see section C. above) and change in investment at fair value through other comprehensive income (investment in 15% of the share capital of YYTH, see Note 22.B).

G. Treasury shares

  During 2008 and 2009 22.4 million shares were acquired by the Group under a purchase plan, for a total consideration of approximately $258 million. Total shares held by the Group are 24.5 million.

2) In determining the amount of retained earnings available for distribution as a dividend pursuant to the Israeli Companies Law, the amount of self‑acquisitions (that are presented separately in the “treasury shares” category in the equity section), must be deduct from the balance of the retained earnings.

H. Retained earnings

The retained earnings include actuarial gains (see Note 17.E) and dividends to the shareholders.